UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.   Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
January 31, 2019 (unaudited)

Shares		Value $

	COMMON STOCK – 94.1%
	Brazil – 9.2%
4,043	Cyrela Brazil Realty Empreendimentos e Participacoes	18,856
4,305	Energisa SA - Units	49,221
2,300	IRB Brasil Resseguros S	53,767
4,298	Odontoprev	19,267
467	Pagseguro Digital Class A (1)	10,073
6,600	QGEP Participacoes	21,806
616	StoneCo Class A (1)	13,626
		186,616
	Chile – 1.4%
1,500	Inversiones La Construccion	27,905

	China – 12.7%
5,500	Anhui Gujing Distillery Class B	30,152
16,000	Haitian International Holdings	36,701
6,200	Hefei Meiya Optoelectronic Technology Class A	21,072
904	Hollysys Automation Technologies	18,640
848	Huazhu Group ADR	26,924
29,500	Li Ning (1)	36,278
69,000	Lonking Holdings	23,126
26,000	Nexteer Automotive Group	39,097
15,400	Rainbow Department Store Class A	26,250
		258,240
	Colombia – 0.7%
4,310	Organizacion Terpel	13,187

	Egypt – 2.5%
11,980	Credit Agricole Egypt	28,934
34,287	Juhayna Food Industries	22,302
		51,236
	Georgia – 0.4%
472	TBC Bank Group	8,915

	Greece – 1.3%
17,589	Eurobank Ergasias (1)	10,952
1,498	Grivalia Properties REIT	14,488
		25,440
	Hong Kong – 4.8%
4,200	ASM Pacific Technology	45,093
47,500	Crystal International Group	25,726
2,500	Innovent Biologics (1)	6,244
1,900	WuXi AppTec Class H (1)	19,370
		96,433
	India – 10.5%
1,848	Apollo Hospitals Enterprise	34,446
3,585	Arvind	15,679
14,063	City Union Bank	37,768
3,828	Container of India	35,282

Shares		Value $

63	Eicher Motors	16,836
6,317	Gateway Distriparks	9,140
9,989	Indraprastha Gas	39,825
1,741	Supreme Industries	24,345
		213,321
	Indonesia – 1.2%
13,400	United Tractors	24,671

	Malaysia – 1.7%
19,650	Bursa Malaysia	35,021

	Mexico – 3.6%
2,257	Gruma Class B	27,570
2,722	Grupo Aeroportuario del Pacifico Class B	24,494
3,785	Grupo Cementos de Chihuahua	20,853
		72,917
	Peru – 1.4%
37,902	Ferreycorp SAA	28,704

	Philippines – 4.1%
161,200	D&L Industries	35,080
23,180	International Container Terminal Services	48,130
		83,210
	Poland – 1.9%
181	CCC	8,694
1,109	Dino Polska (1)	29,882
		38,576
	Russia – 5.0%
2,791	Globaltrans Investment GDR	27,631
1,981	Polymetal International	22,558
2,653	TCS Group Holding GDR	51,734
		101,923
	Singapore – 1.6%
25,100	First Resources	31,883

	South Africa – 2.0%
2,618	City Lodge Hotels	24,081
1,226	Foschini Group	15,653
		39,734
	South Korea – 13.6%
268	Douzone Bizon	9,912
176	Hyosung Chemical (1)	22,304
457	Koh Young Technology	33,680
308	Kolmar Korea	18,602
803	LEENO Industrial	36,085
287	LG Innotek	25,149
1,028	Mando	31,367
66	Medy-Tox	30,689
1,306	Orange Life Insurance	35,155

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
January 31, 2019 (unaudited)

Shares		Value $

240	SK Materials	33,628
		276,571
	Taiwan – 14.5%
30,147	Aerospace Industrial Development	33,419
12,000	Chroma ATE	47,796
24,000	CTCI	36,819
1,040	Eclat Textile	11,888
4,758	Gourmet Master	33,361
3,000	King Slide Works	33,827
6,000	Macauto Industrial	17,247
9,000	Merida Industry	44,551
4,000	Nien Made Enterprises	34,312
		293,220
	TOTAL COMMON STOCK
	(Cost $1,652,197)	1,907,723

	PREFERRED STOCK – 2.6%
	Brazil – 2.6%
6,200	Alpargatas, 2.200%	34,101
1,300	Cia Energetica do Ceara Class A, 3.500%	17,925

	TOTAL PREFERRED STOCK
	(Cost $30,963)	52,026
	TOTAL INVESTMENTS IN SECURITIES – 96.7%
	(Cost $1,683,160)	1,959,749
	OTHER ASSETS LESS LIABILITIES – 3.3%	66,829
	NET ASSETS – 100%	$2,026,578

(1)	Denotes non-income producing security.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

Schroder Emerging Markets Small Cap Fund

Schedule of Investments
January 31, 2019 (unaudited)

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$186,616	$—	$—	$186,616
Chile	27,905	—	—	27,905
China	258,240	—	—	258,240
Colombia	13,187	—	—	13,187
Egypt	51,236	—	—	51,236
Georgia	8,915	—	—	8,915
Greece	25,440	—	—	25,440
Hong Kong	96,433	—	—	96,433
India	213,321	—	—	213,321
Indonesia	24,671	—	—	24,671
Malaysia	35,021	—	—	35,021
Mexico	72,917	—	—	72,917
Peru	28,704	—	—	28,704
Philippines	83,210	—	—	83,210
Poland	38,576	—	—	38,576
Russia	101,923	—	—	101,923
Singapore	31,883	—	—	31,883
South Africa	39,734	—	—	39,734
South Korea	276,571	—	—	276,571
Taiwan	—	293,220	—	293,220
Total Common Stock	1,614,503	293,220	—	1,907,723

Preferred Stock
Brazil	52,026	—	—	52,026
Total Preferred Stock	52,026	—	—	52,026

Total Investments in Securities	$1,666,529	$293,220	$—	$1,959,749

(1)
Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of January 31, 2019, securities with a total value of $293,220 were classified as Level 2 as a result of fair valuation of foreign securities. For the period ended January 31, 2019, there were no transfers between Level 2 and Level 3 investments. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Core Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 38.8%
	Communication Services – 3.6%
	AT&T
211,000	4.750%, 05/15/46	197,387
81,000	4.500%, 05/15/35	76,509
262,000	3.400%, 05/15/25	256,296
196,000	3.000%, 06/30/22	194,460
	Comcast
250,000	3.950%, 10/15/25	258,717
	Discovery Communications LLC
210,000	2.950%, 03/20/23	203,363
	Verizon Communications
85,000	5.150%, 09/15/23	92,347
212,000	4.329%, 09/21/28	219,328
129,000	3.716%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	128,066
	Vodafone Group
238,000	3.769%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	235,333
		1,861,806
	Consumer Discretionary – 2.2%
	AutoNation
45,000	4.500%, 10/01/25	43,589
	Cox Communications (1)
262,000	3.150%, 08/15/24	254,278
	Home Depot
769,000	2.625%, 06/01/22	766,548
	Magna International
54,000	4.150%, 10/01/25	55,601
		1,120,016
	Consumer Staples – 2.1%
	Anheuser-Busch InBev Finance
149,000	2.650%, 02/01/21	148,388
	Anheuser-Busch InBev Worldwide
263,000	4.150%, 01/23/25	270,118
	BAT Capital
44,000	3.222%, 08/15/24	42,083
	Reynolds American
48,000	5.850%, 08/15/45	46,585
33,000	5.700%, 08/15/35	33,163
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	388,943
	Tyson Foods
136,000	3.550%, 06/02/27	130,971
		1,060,251
	Energy – 3.8%
	BP Capital Markets
111,000	2.500%, 11/06/22	108,503
	Enbridge
82,000	4.250%, 12/01/26	84,148
	Energy Transfer Partners
361,000	3.600%, 02/01/23	356,427

Principal Amount ($)		Value $

	EOG Resources
211,000	2.625%, 03/15/23	207,278
	EQT
132,000	3.900%, 10/01/27	119,552
49,000	3.000%, 10/01/22	47,043
	Kinder Morgan
101,000	4.300%, 06/01/25	103,360
	MPLX
188,000	4.500%, 04/15/38	172,575
	Noble Energy
174,000	4.150%, 12/15/21	175,996
162,000	3.850%, 01/15/28	153,125
	Petroleos Mexicanos
112,000	6.500%, 03/13/27	107,464
20,000	6.350%, 02/12/48	16,798
10,000	5.625%, 01/23/46	7,924
	Phillips 66 Partners
135,000	3.750%, 03/01/28	128,436
155,000	3.605%, 02/15/25	151,424
		1,940,053
	Financials – 16.6%
	Aflac
2,000	6.450%, 08/15/40	2,468
	American Express Credit
205,000	2.125%, 03/18/19	204,864
	American International Group
354,000	3.900%, 04/01/26	350,565
181,000	3.300%, 03/01/21	182,286
	AXA Equitable Holdings
783,000	4.350%, 04/20/28	766,463
	Bank of America
10,000	5.875%, 01/05/21	10,538
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	458,080
	Bank of America MTN
687,000	3.500%, 04/19/26	680,872
	Bank of Ireland Group (1)
245,000	4.500%, 11/25/23	242,751
	Bank of Nova Scotia
100,000	4.375%, 01/13/21	102,553
	Banque Federative du Credit Mutuel (1)
393,000	3.750%, 07/20/23	395,005
	Barclays
200,000	4.337%, 01/10/28	192,550
200,000	3.650%, 03/16/25	191,047
	Capital One Financial
58,000	3.750%, 03/09/27	56,014
425,000	2.450%, 04/24/19	424,586
	Citigroup
89,000	6.875%, 06/01/25	102,659
516,000	3.200%, 10/21/26	496,457
9,000	2.700%, 03/30/21	8,939
	Cooperatieve Rabobank UA MTN
449,000	3.875%, 02/08/22	458,887

Schroder Core Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	259,672
	Fifth Third Bancorp
276,000	3.650%, 01/25/24	278,106
	Goldman Sachs Group
364,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	354,301
321,000	3.500%, 11/16/26	309,282
47,000	2.625%, 04/25/21	46,473
	JPMorgan Chase
382,000	4.625%, 05/10/21	395,277
100,000	4.500%, 01/24/22	104,190
	Moody's
194,000	5.500%, 09/01/20	200,979
119,000	4.875%, 02/15/24	125,997
	Morgan Stanley
44,000	3.625%, 01/20/27	43,250
	Morgan Stanley MTN
519,000	2.750%, 05/19/22	511,260
169,000	2.500%, 04/21/21	166,833
	Prudential Financial MTN
112,000	7.375%, 06/15/19	113,693
	Unum Group
38,000	3.000%, 05/15/21	37,527
	US Bancorp MTN
238,000	2.625%, 01/24/22	237,562
		8,511,986
	Healthcare – 3.8%
	Abbott Laboratories
513,000	3.400%, 11/30/23	519,462
	AbbVie
103,000	3.600%, 05/14/25	101,560
21,000	3.200%, 11/06/22	20,963
	Aetna
133,000	2.800%, 06/15/23	129,346
	Allergan Funding SCS
143,000	3.850%, 06/15/24	143,431
126,000	3.800%, 03/15/25	125,561
88,000	3.450%, 03/15/22	87,806
	Bayer US Finance II LLC (1)
487,000	3.875%, 12/15/23	486,345
	Becton Dickinson
35,000	3.734%, 12/15/24	34,888
	Cardinal Health
61,000	3.079%, 06/15/24	58,202
	Merck
242,000	2.750%, 02/10/25	237,814
		1,945,378
	Industrials – 1.7%
	General Electric MTN
156,000	3.150%, 09/07/22	152,252

Principal Amount ($)		Value $

	General Electric Capital MTN
122,000	6.000%, 08/07/19	123,658
	Lockheed Martin
260,000	3.550%, 01/15/26	263,380
	Rockwell Collins
261,000	3.200%, 03/15/24	254,756
	United Technologies
95,000	3.950%, 08/16/25	97,198
		891,244
	Information Technology – 2.6%
	Apple
142,000	3.000%, 06/20/27	138,693
	Microsoft
210,000	4.100%, 02/06/37	221,281
540,000	2.400%, 08/08/26	514,961
	salesforce.com
443,000	3.700%, 04/11/28	452,979
		1,327,914
	Real Estate – 1.7%
	American Tower REIT
294,000	3.300%, 02/15/21	293,995
	Crown Castle International REIT
285,000	3.800%, 02/15/28	278,004
62,000	3.200%, 09/01/24	59,408
	Ventas Realty REIT
257,000	3.125%, 06/15/23	251,141
		882,548
	Utilities – 0.7%
	Exelon
26,000	2.450%, 04/15/21	25,434
	Southern
364,000	2.950%, 07/01/23	357,482
		382,916
	TOTAL CORPORATE OBLIGATIONS
	(Cost $19,838,067)	19,924,112

	U.S. TREASURY OBLIGATIONS – 30.7%
	United States Treasury Bonds
998,000	4.625%, 02/15/40	1,270,852
665,000	4.500%, 02/15/36	823,171
528,000	4.375%, 05/15/40	651,234
55,000	3.000%, 02/15/47	55,011
630,000	3.000%, 05/15/47	629,212
540,000	3.000%, 08/15/48	538,629
2,145,000	2.875%, 05/15/43	2,103,022
52,000	2.875%, 11/15/46	50,757
369,000	2.750%, 08/15/47	350,507
491,900	2.750%, 11/15/47	466,844
159,000	2.500%, 02/15/46	144,038

Schroder Core Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	United States Treasury Notes
1,112,000	3.125%, 11/15/28	1,158,652
2,029,000	2.875%, 11/15/21	2,052,381
851,000	2.875%, 08/15/28	868,120
2,263,000	2.750%, 11/30/20	2,273,873
1,352,000	2.750%, 02/15/28	1,365,942
979,000	1.625%, 03/15/20	969,095
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $15,599,923)	15,771,340

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 24.3%
	Federal Home Loan Mortgage Corporation – 8.8%
	FHLMC
1,424,042	4.500%, 08/01/48	1,482,089
467,469	4.500%, 09/01/48	486,552
743,437	4.500%, 12/01/48	773,559
762,884	4.000%, 11/01/48	781,593
987,425	4.000%, 01/01/49	1,011,591
		4,535,384
	Federal National Mortgage Association – 11.2%
	FNMA
192,604	4.500%, 12/01/47	200,278
471,643	4.500%, 08/01/48	490,330
737,984	4.500%, 10/01/48	767,208
1,178,791	4.500%, 11/01/48	1,225,311
1,364,546	4.500%, 01/01/49	1,418,271
250,000	3.500%, 12/01/47	251,269
1,389,650	3.500%, 01/01/48	1,396,703
		5,749,370
	Government National Mortgage Association – 4.3%
	GNMA
945,020	5.000%, 08/20/48	988,212
666,642	5.000%, 10/20/48	697,549
478,338	4.500%, 10/20/48	496,966
		2,182,727
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $12,330,337)	12,467,481

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
684,758	3.500%, 10/25/45	683,956
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
724,952	3.500%, 01/25/47	719,897

Principal Amount ($)		Value $

	JPMorgan Mortgage Trust, Series 2018-8, Class A15 (1) (2)
386,115	4.000%, 01/25/49	389,780
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,790,479)	1,793,633

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 0.7%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
234,650	3.409%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	233,355
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
139,791	3.609%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	138,949
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $374,441)	372,304

	ASSET-BACKED SECURITY – 0.7%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
334,000	2.410%, 07/15/22
	(Cost $333,846)	333,219

	TAXABLE MUNICIPAL BOND – 0.2%
	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
95,000	7.425%, 02/15/29
	(Cost $116,042)	114,877
	TOTAL INVESTMENTS IN SECURITIES – 98.9%
	(Cost $50,383,135)	50,776,966
	OTHER ASSETS LESS LIABILITIES – 1.1%	583,322
	NET ASSETS – 100%	$51,360,288

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2019, the value of these securities amounted to $3,803,988, representing 7.4% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Core Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust USD — United States Dollar VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$19,924,112	$—	$19,924,112
U.S. Treasury Obligations	—	15,771,340	—	15,771,340
U.S. Government Mortgage-Backed Obligations	—	12,467,481	—	12,467,481
Collateralized Mortgage Obligations	—	1,793,633	—	1,793,633
Commercial Mortgage-Backed Obligations	—	372,304	—	372,304
Asset-Backed Security	—	333,219	—	333,219
Taxable Municipal Bond	—	114,877	—	114,877
Total Investments in Securities	$—	$50,776,966	$—	$50,776,966

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	U.S. TREASURY OBLIGATIONS – 56.0%
	United States Treasury Bill (1)
1,050,000	2.411%, 03/28/19	1,046,182
	United States Treasury Bonds
66,000	5.375%, 02/15/31	84,122
5,432,000	4.625%, 02/15/40	6,917,100
2,350,000	4.500%, 02/15/36	2,908,951
11,608,200	4.375%, 05/15/40	14,317,536
1,154,000	3.125%, 05/15/48	1,179,379
3,417,000	3.000%, 05/15/47	3,412,729
7,586,000	3.000%, 08/15/48	7,566,739
7,857,000	2.875%, 05/15/43	7,703,236
660,200	2.875%, 11/15/46	644,417
13,135,600	2.750%, 08/15/47	12,477,281
4,291,700	2.750%, 11/15/47	4,073,091
	United States Treasury Notes
2,200,000	3.125%, 11/15/28	2,292,297
532,300	2.750%, 02/15/28	537,789
1,599,000	2.250%, 11/15/27	1,553,279
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $66,522,989)	66,714,128

	CORPORATE OBLIGATIONS – 41.8%
	Communication Services – 5.6%
	21st Century Fox America
186,000	8.150%, 10/17/36	272,518
308,000	4.750%, 09/15/44	336,573
	AT&T
180,000	4.800%, 06/15/44	168,771
109,000	4.750%, 05/15/46	101,968
954,000	4.500%, 05/15/35	901,108
983,000	4.500%, 03/09/48	881,288
640,000	4.350%, 06/15/45	564,635
	Comcast
1,058,000	4.700%, 10/15/48	1,104,888
250,000	3.400%, 07/15/46	213,479
	Fox (2)
415,000	5.476%, 01/25/39	434,542
	Verizon Communications
899,000	5.250%, 03/16/37	966,313
314,000	4.522%, 09/15/48	305,984
	Vodafone Group
474,000	5.000%, 05/30/38	458,859
		6,710,926
	Consumer Discretionary – 1.4%
	Cox Communications (2)
113,000	4.600%, 08/15/47	102,015
	General Motors
780,000	5.950%, 04/01/49	728,119
	McDonald's MTN
435,000	4.875%, 12/09/45	451,687

Principal Amount ($)		Value $

	Newell Brands
339,000	5.375%, 04/01/36	322,840
		1,604,661
	Consumer Staples – 5.3%
	Altria Group
614,000	5.375%, 01/31/44	579,459
	Anheuser-Busch InBev Worldwide
294,000	4.900%, 01/23/31	306,145
1,146,000	4.900%, 02/01/46 (2)	1,092,901
	BAT Capital
258,000	4.540%, 08/15/47	211,901
	CVS Health
684,000	5.125%, 07/20/45	706,762
592,000	5.050%, 03/25/48	607,715
	Georgetown University
145,000	5.215%, 10/01/18	151,848
	Molson Coors Brewing
484,000	4.200%, 07/15/46	426,933
	Reynolds American
191,000	8.125%, 05/01/40	220,068
646,000	5.850%, 08/15/45	626,959
	Tyson Foods
250,000	4.550%, 06/02/47	225,834
	Walmart
1,045,000	3.950%, 06/28/38	1,065,679
51,000	3.625%, 12/15/47	48,972
		6,271,176
	Energy – 6.7%
	Cenovus Energy
153,000	4.250%, 04/15/27	146,495
	ConocoPhillips
200,000	5.900%, 05/15/38	241,268
	Enbridge
312,000	5.500%, 12/01/46	353,551
	Energy Transfer Operating
587,000	5.250%, 04/15/29	607,631
	Energy Transfer Partners
78,000	6.500%, 02/01/42	83,050
	Enterprise Products Operating LLC
125,000	5.700%, 02/15/42	138,145
505,000	5.100%, 02/15/45	522,631
841,000	4.250%, 02/15/48	792,877
	Halliburton
222,000	5.000%, 11/15/45	230,524
	Marathon Petroleum
400,000	4.750%, 09/15/44	371,294
	MidAmerican Energy
435,000	4.250%, 07/15/49	446,713
	MPLX
912,000	4.700%, 04/15/48	826,840
	Noble Energy
100,000	5.250%, 11/15/43	94,540
561,000	5.050%, 11/15/44	519,127

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	Petroleos Mexicanos
670,000	6.350%, 02/12/48	562,733
	Phillips 66
100,000	5.875%, 05/01/42	113,835
	Phillips 66 Partners
350,000	4.680%, 02/15/45	324,522
	Shell International Finance BV
400,000	4.000%, 05/10/46	403,180
	Suncor Energy
740,000	6.500%, 06/15/38	896,051
	Sunoco Logistics Partners Operations
389,000	5.400%, 10/01/47	367,407
		8,042,414
	Financials – 11.9%
	Aflac
184,000	6.450%, 08/15/40	227,093
	American Express
184,000	8.150%, 03/19/38	259,296
	American International Group
279,000	4.375%, 01/15/55	245,075
168,000	3.900%, 04/01/26	166,370
	AXA Equitable Holdings
1,871,000	5.000%, 04/20/48	1,739,621
	Bank of America
824,000	6.000%, 10/15/36	983,400
	Bank of America MTN
800,000	5.000%, 01/21/44	879,736
822,000	3.500%, 04/19/26	814,669
	Citigroup
230,000	4.650%, 07/30/45	236,642
538,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	529,349
917,000	3.200%, 10/21/26	882,269
	Goldman Sachs Group
2,248,000	3.500%, 11/16/26	2,165,937
	HSBC Holdings
655,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	669,419
	JPMorgan Chase
296,000	5.600%, 07/15/41	345,722
708,000	4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	697,374
	MetLife
474,000	6.400%, 12/15/36	507,180
289,000	5.875%, 02/06/41	348,532
	Morgan Stanley MTN
882,000	4.300%, 01/27/45	868,014
	Prudential Financial
750,000	5.700%, VAR ICE LIBOR USD 3 Month+2.665%, 09/15/48	720,937
800,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	736,800
31,000	3.935%, 12/07/49	28,869

Principal Amount ($)		Value $

	Unum Group
120,000	5.750%, 08/15/42	124,051
		14,176,355
	Healthcare – 2.1%
	AbbVie
666,000	4.700%, 05/14/45	620,967
	Anthem
925,000	4.625%, 05/15/42	895,711
	Bayer US Finance II (2)
272,000	4.700%, 07/15/64	215,926
	Halfmoon Parent (2)
524,000	4.900%, 12/15/48	535,152
	UnitedHealth Group
247,000	4.450%, 12/15/48	264,893
		2,532,649
	Industrials – 3.1%
	Burlington Northern Santa Fe
255,000	4.900%, 04/01/44	284,733
700,000	4.150%, 04/01/45	703,794
40,000	4.150%, 12/15/48	40,799
	General Electric Capital MTN
440,000	6.750%, 03/15/32	482,450
	Johnson Controls International
95,000	4.500%, 02/15/47	86,771
	Rockwell Collins
248,000	4.350%, 04/15/47	236,069
	Siemens Financieringsmaatschappij (2)
618,000	4.200%, 03/16/47	637,678
	Union Pacific
630,000	4.150%, 01/15/45	597,076
	United Technologies
650,000	4.625%, 11/16/48	668,339
		3,737,709
	Information Technology – 1.7%
	Apple
35,000	4.250%, 02/09/47	35,853
62,000	3.850%, 08/04/46	59,883
	Microsoft
831,000	4.500%, 02/06/57	925,556
316,000	4.450%, 11/03/45	351,197
370,000	3.700%, 08/08/46	367,439
	Visa
248,000	4.300%, 12/14/45	267,106
		2,007,034
	Materials – 0.6%
	Barrick North America Finance LLC
232,000	5.700%, 05/30/41	254,340
	Dow Chemical
182,000	9.400%, 05/15/39	268,672
150,000	4.625%, 10/01/44	140,203

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	International Paper
53,000	7.300%, 11/15/39	64,258
		727,473
	Utilities – 3.4%
	Commonwealth Edison
101,000	4.600%, 08/15/43	107,028
	Duke Energy Carolinas
273,000	3.875%, 03/15/46	263,778
170,000	3.700%, 12/01/47	158,474
	Duke Energy Indiana
138,000	6.120%, 10/15/35	163,437
	Duke Energy Ohio
420,000	4.300%, 02/01/49	428,976
	Duke Energy Progress
228,000	4.200%, 08/15/45	229,611
	Florida Power & Light
215,000	4.050%, 10/01/44	215,904
	PPL Electric Utilities
98,000	3.950%, 06/01/47	96,194
	Public Service of Colorado
175,000	4.300%, 03/15/44	178,935
256,000	3.800%, 06/15/47	244,714
134,000	3.550%, 06/15/46	117,476
	Sempra Energy
643,000	6.000%, 10/15/39	724,108
199,000	4.000%, 02/01/48	172,532
	Southern
758,000	4.400%, 07/01/46	732,999
	Southwestern Public Service
226,000	4.400%, 11/15/48	232,953
		4,067,119
	TOTAL CORPORATE OBLIGATIONS
	(Cost $50,283,211)	49,877,516

	TAXABLE MUNICIPAL BOND – 0.8%
	California – 0.8%
	University of California RB, Series AD
909,000	4.858%, 05/15/2112
	(Cost $923,036)	939,215
	TOTAL INVESTMENTS IN SECURITIES – 98.6%
	(Cost $117,729,236)	117,530,859
	OTHER ASSETS LESS LIABILITIES – 1.4%	1,728,823
	NET ASSETS – 100%	$119,259,682

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2019, the value of these securities amounted to $3,018,214, representing 2.5% of the net assets of the Fund.

ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate LLC — Limited Liability Corporation MTN — Medium Term Note RB — Revenue Bond USD — United States Dollar VAR — Variable Rate

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$66,714,128	$—	$66,714,128
Corporate Obligations	—	49,877,516	—	49,877,516
Taxable Municipal Bond	—	939,215	—	939,215
Total Investments in Securities	$—	$117,530,859	$—	$117,530,859

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Short Duration Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 67.8%
	Communication Services – 5.5%
	AT&T
398,000	2.450%, 06/30/20	395,386
	Cisco Systems
152,000	3.132%, VAR ICE LIBOR USD 3 Month+0.340%, 09/20/19	152,305
	Comcast
93,000	3.450%, 10/01/21	94,079
	Discovery Communications LLC
57,000	2.200%, 09/20/19	56,587
	Verizon Communications
168,000	2.946%, 03/15/22	167,522
		865,879
	Consumer Discretionary – 4.1%
	Altria Group
151,000	4.750%, 05/05/21	155,836
	Ford Motor Credit LLC
250,000	2.425%, 06/12/20	244,231
	General Motors
154,000	3.667%, VAR ICE LIBOR USD 3 Month+0.900%, 09/10/21	150,766
	General Motors Financial
75,000	4.200%, 11/06/21	75,487
	Newell Brands
14,000	2.600%, 03/29/19	13,986
		640,306
	Consumer Staples – 9.1%
	BAT Capital (1)
153,000	2.297%, 08/14/20	150,926
	Danone (1)
314,000	1.691%, 10/30/19	310,734
	Kraft Heinz Foods
245,000	2.800%, 07/02/20	244,207
	Molson Coors Brewing
104,000	2.100%, 07/15/21	101,352
80,000	1.900%, 03/15/19 (1)	79,894
	Mondelez International Holdings Netherlands BV (1)
200,000	1.625%, 10/28/19	197,948
	Philip Morris International
180,000	1.625%, 02/21/19	179,893
	Tyson Foods
150,000	2.650%, 08/15/19	149,754
		1,414,708
	Energy – 4.4%
	EOG Resources
105,000	5.625%, 06/01/19	105,842
	EQT
163,000	2.500%, 10/01/20	159,059
	Kinder Morgan
150,000	3.050%, 12/01/19	150,030

Principal Amount ($)		Value $

	MPLX
60,000	3.375%, 03/15/23	59,521
	Petroleos Mexicanos MTN
165,000	4.625%, 09/21/23	156,070
	Phillips 66 (1)
50,000	3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20	50,003
		680,525
	Financials – 27.4%
	American Express Credit
31,000	2.125%, 03/18/19	30,979
	American Express Credit MTN
40,000	2.200%, 03/03/20	39,743
	American International Group
91,000	3.300%, 03/01/21	91,646
	AXA Equitable Holdings (1)
238,000	3.900%, 04/20/23	238,064
	Bank of America MTN
380,000	2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/21	376,317
	Bank of Ireland Group (1)
200,000	4.500%, 11/25/23	198,164
	Banque Federative du Credit Mutuel (1)
200,000	3.750%, 07/20/23	201,021
	Barclays Bank
160,000	10.179%, 06/12/21(1)	181,162
200,000	2.650%, 01/11/21	197,892
	Branch Banking & Trust
250,000	2.100%, 01/15/20	248,312
	Capital One
250,000	2.400%, 09/05/19	249,278
	Capital One Financial
20,000	2.500%, 05/12/20	19,859
	Citigroup
368,000	2.650%, 10/26/20	365,291
	Fifth Third Bancorp
84,000	3.650%, 01/25/24	84,641
	Goldman Sachs Group
202,000	3.200%, 02/23/23	200,879
124,000	2.750%, 09/15/20	123,317
	Morgan Stanley
310,000	3.414%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/20	310,000
	Prudential Financial MTN
75,000	2.350%, 08/15/19	74,720
	Regions Bank
250,000	2.750%, 04/01/21	247,313
	Royal Bank of Scotland Group
85,000	6.125%, 12/15/22	89,342
	Standard Chartered (1)
200,000	4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/23	200,165

Schroder Short Duration Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	SunTrust Bank
169,000	2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/21	168,249
153,000	2.250%, 01/31/20	151,975
	UBS MTN (1)
200,000	2.200%, 06/08/20	197,462
		4,285,791
	Healthcare – 6.3%
	Allergan Funding SCS
150,000	3.000%, 03/12/20	149,876
	Bayer US Finance II LLC (1)
200,000	3.500%, 06/25/21	199,449
	Cardinal Health
150,000	1.948%, 06/14/19	149,543
	Gilead Sciences
172,000	1.850%, 09/20/19	171,060
	Halfmoon Parent (1)
79,000	3.400%, 09/17/21	79,352
	Humana
164,000	2.500%, 12/15/20	162,103
	UnitedHealth Group
75,000	3.500%, 02/15/24	76,274
		987,657
	Industrials – 5.6%
	Equifax
65,000	3.600%, 08/15/21	64,834
	General Dynamics
115,000	2.998%, VAR ICE LIBOR USD 3 Month+0.380%, 05/11/21	115,081
	General Electric Capital MTN
90,000	4.375%, 09/16/20	90,678
	Northrop Grumman
155,000	2.080%, 10/15/20	153,186
	Rockwell Collins
42,000	1.950%, 07/15/19	41,825
	Siemens Financieringsmaatschappij (1)
250,000	2.200%, 03/16/20	248,300
	United Technologies
155,000	3.650%, 08/16/23	157,312
		871,216
	Information Technology – 4.2%
	Dell International LLC (1)
118,000	3.480%, 06/01/19	118,040
	Hewlett Packard Enterprise (1)
107,000	2.100%, 10/04/19	106,317
	Microsoft
372,000	2.000%, 11/03/20	368,570
	salesforce.com
60,000	3.250%, 04/11/23	60,946
		653,873

Principal Amount ($)		Value $

	Materials – 0.6%
	DowDuPont
87,000	3.766%, 11/15/20	88,163

	Real Estate – 0.5%
	Crown Castle International REIT
45,000	3.400%, 02/15/21	45,019
	Digital Realty Trust REIT
32,000	2.750%, 02/01/23	30,713
		75,732
	Utilities – 0.1%
	Dominion Energy
20,000	1.600%, 08/15/19	19,853

	TOTAL CORPORATE OBLIGATIONS
	(Cost $10,637,748)	10,583,703

	ASSET-BACKED SECURITIES – 10.2%
	BlueMountain CLO, Series 2017-2A, Class A1R (1)
250,000	3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/30	248,484
	Cedar Funding VIII CLO, Series 2017-8A, Class A1 (1)
250,000	4.023%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/30	249,294
	Galaxy XXI CLO, Series 2018-21A, Class AR (1)
250,000	3.781%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31	246,339
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1)
107,168	3.560%, VAR ICE LIBOR USD 1 Month+1.050%, 08/27/35	107,861
	Sound Point CLO II, Series 2018-1A, Class A1R (1)
250,000	3.835%, VAR ICE LIBOR USD 3 Month+1.070%, 01/26/31	246,802
	Towd Point Mortgage Trust, Series 2016-4, Class A1 (1) (2)
56,362	2.250%, 07/25/56	54,864
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
73,566	2.750%, 07/25/57	71,787
	Towd Point Mortgage Trust, Series 2017-6, Class A1 (1) (2)
126,598	2.750%, 10/25/57	123,186
	Voya CLO, Series 2017-3A, Class A1A (1)
250,000	3.991%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/30	249,652
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,620,222)	1,598,269

Schroder Short Duration Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 9.9%
	Federal Home Loan Mortgage Corporation – 2.0%
	FHLMC
309,194	4.000%, 01/01/49	316,761
	Federal National Mortgage Association – 5.9%
	FNMA
288,846	4.500%, 01/01/49	300,218
302,115	4.000%, 08/01/48	309,472
305,886	4.000%, 11/01/48	313,209
		922,899
	Government National Mortgage Association – 2.0%
	GNMA
302,920	4.000%, 10/20/48	311,797
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,543,580)	1,551,457

	U.S. TREASURY OBLIGATIONS – 4.2%
	United States Treasury Bills (3)
300,000	2.365%, 04/25/19	298,382
76,000	2.343%, 02/28/19	75,865
100,000	2.335%, 03/28/19	99,636
	United States Treasury Notes
150,000	2.875%, 10/15/21	151,647
28,000	1.750%, 11/30/19	27,817
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $653,458)	653,347

	COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
118,420	3.500%, 10/25/47	118,518
	JPMorgan Mortgage Trust, Series 2015-6, Class A5 (1) (2)
166,562	3.500%, 10/25/45	166,367
	JPMorgan Mortgage Trust, Series 2017-1, Class A5 (1) (2)
90,901	3.500%, 01/25/47	90,267
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
157,488	3.500%, 11/25/48	156,815
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $541,715)	531,967

Principal Amount ($)		Value $

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 1.9%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
99,851	3.409%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	99,301
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
99,851	3.609%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	99,249
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	4.159%, VAR LIBOR USD 1 Month+1.650%, 02/15/37	98,965
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $299,702)	297,515
	TAXABLE MUNICIPAL BONDS – 0.6%
	Kentucky – 0.6%
	State Higher Education Student Loan RB, Series 1A
35,000	3.358%, 06/01/20	35,076
55,000	3.132%, 06/01/19	54,998
	TOTAL TAXABLE MUNICIPAL BONDS (Cost $90,000)	90,074
	TOTAL INVESTMENTS IN SECURITIES – 98.0%
	(Cost $15,386,425)	15,306,332
	OTHER ASSETS LESS LIABILITIES – 2.0%	312,779
	NET ASSETS – 100%	$15,619,111

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2019, the value of these securities amounted to $5,184,752, representing 33.2% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

Schroder Short Duration Bond Fund

Schedule of Investments
January 31, 2019 (unaudited)

The open futures contracts held by the Fund at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	15	Apr-19	$3,162,681	$3,184,922	$22,241
U.S. 5-Year Treasury Note	(8)	Mar-19	(914,986)	(918,875)	(3,889)
			$2,247,695	$2,266,047	$18,352

CLO — Collateralized Loan Obligation FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association ICE — Intercontinental Exchange LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust USD — United States Dollar VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$10,583,703	$—	$10,583,703
Asset-Backed Securities	—	1,598,269	—	1,598,269
U.S. Government Mortgage-Backed Obligations	—	1,551,457	—	1,551,457
U.S. Treasury Obligations	—	653,347	—	653,347
Collateralized Mortgage Obligations	—	531,967	—	531,967
Commercial Mortgage-Backed Obligations	—	297,515	—	297,515
Taxable Municipal Bonds	—	90,074	—	90,074
Total Investments in Securities	$—	$15,306,332	$—	$15,306,332

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures - Unrealized Appreciation	$22,241	$—	$—	$22,241
Futures - Unrealized Depreciation	(3,889)	—	—	(3,889)
Total Other Financial Instruments	$18,352	$—	$—	$18,352

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 33.0%
	Communication Services – 2.0%
	AT&T
200,000	3.400%, 05/15/25	195,646
	Comcast
179,000	3.950%, 10/15/25	185,242
	Verizon Communications
150,000	3.716%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	148,914
	Vodafone Group
260,000	3.769%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	257,087
		786,889
	Consumer Discretionary – 3.7%
	Ford Motor Credit LLC
470,000	2.425%, 06/12/20	459,157
	General Motors Financial
195,000	5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	167,212
315,000	3.700%, 11/24/20	315,079
300,000	3.250%, 01/05/23	286,132
	L Brands
205,000	6.875%, 11/01/35	175,787
	Scientific Games International (1)
100,000	5.000%, 10/15/25	94,780
		1,498,147
	Consumer Staples – 1.8%
	Anheuser-Busch InBev Worldwide
203,000	4.150%, 01/23/25	208,494
	BAT Capital
200,000	3.222%, 08/15/24	191,285
317,000	2.764%, 08/15/22	308,138
		707,917
	Energy – 3.3%
	Cenovus Energy
89,000	4.250%, 04/15/27	85,216
	Crestwood Midstream Partners
275,000	6.250%, 04/01/23	277,406
	Enterprise Products Operating LLC
156,000	5.375%, VAR ICE LIBOR USD 3 Month+2.570%, 02/15/78	135,529
	Noble Energy
200,000	4.150%, 12/15/21	202,294
	Petroleos Mexicanos
439,000	6.500%, 03/13/27	421,220
	Williams Partners
200,000	4.300%, 03/04/24	204,927
		1,326,592
	Financials – 16.5%
	American Express
34,000	8.125%, 05/20/19	34,528

Principal Amount ($)		Value $
	AXA Equitable Holdings
320,000	4.350%, 04/20/28	313,242
	Bank of America MTN
469,000	3.541%, VAR ICE LIBOR USD 3 Month+0.790%, 03/05/24	464,310
	Bank of Ireland Group (1)
265,000	4.500%, 11/25/23	262,568
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	205,341
	Barclays Bank (1)
650,000	10.179%, 06/12/21	735,972
	BPCE MTN (1)
285,000	2.750%, 01/11/23	276,921
	Capital One Financial
175,000	2.500%, 05/12/20	173,768
	Citigroup
335,000	4.300%, 11/20/26	335,301
295,000	3.200%, 10/21/26	283,827
	Credit Agricole MTN (1)
280,000	3.799%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	276,971
	Credit Suisse Group (1)
250,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	238,670
265,000	2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/23	255,072
	Fifth Third Bancorp
144,000	3.650%, 01/25/24	145,099
	Goldman Sachs Group
65,000	2.875%, 02/25/21	64,761
	HSBC Bank USA
350,000	4.875%, 08/24/20	359,423
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	354,032
195,000	2.700%, 05/18/23	191,152
	MetLife
146,000	6.400%, 12/15/36	156,220
	Moody's
136,000	5.500%, 09/01/20	140,893
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	195,154
300,000	3.750%, 02/25/23	304,892
	Prudential Financial
310,000	4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/47	285,510
	Prudential Financial MTN
37,000	7.375%, 06/15/19	37,559
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	341,602
	Wells Fargo
215,000	3.069%, 01/24/23	213,826
		6,646,614

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $
	Healthcare – 1.3%
	Bayer US Finance II LLC (1)
225,000	3.875%, 12/15/23	224,697
	Cardinal Health
130,000	3.079%, 06/15/24	124,037
	Shire Acquisitions Investments Ireland DAC
195,000	2.400%, 09/23/21	189,783
		538,517
	Industrials – 1.0%
	Fly Leasing
230,000	6.375%, 10/15/21	230,575
	General Electric MTN
65,000	3.100%, 01/09/23	63,320
	United Technologies
100,000	3.950%, 08/16/25	102,314
		396,209
	Information Technology – 1.3%
	Apple
315,000	3.000%, 06/20/27	307,664
	Hewlett Packard Enterprise (1)
235,000	2.100%, 10/04/19	233,501
		541,165
	Materials – 0.6%
	DowDuPont
232,000	3.766%, 11/15/20	235,101

	Real Estate – 1.1%
	American Tower REIT
300,000	2.800%, 06/01/20	298,995
	Crown Castle International REIT
135,000	3.200%, 09/01/24	129,356
		428,351
	Utilities – 0.4%
	Mexico Generadora de Energia (1)
172,140	5.500%, 12/06/32	167,923
	TOTAL CORPORATE OBLIGATIONS
	(Cost $13,484,404)	13,273,425

	U.S. TREASURY OBLIGATIONS – 20.8%
	United States Treasury Bonds
808,000	4.375%, 05/15/40	996,586
167,000	3.125%, 05/15/48	170,673
188,000	3.000%, 02/15/47	188,037
200,000	3.000%, 05/15/47	199,750
255,000	3.000%, 08/15/48	254,353
165,000	2.875%, 05/15/43	161,771
20,000	2.875%, 11/15/46	19,522
90,000	2.750%, 08/15/47	85,489
260,000	2.750%, 11/15/47	246,756

Principal Amount ($)		Value $

	United States Treasury Inflation Indexed Bond
1,440,840	0.750%, 07/15/28	1,440,859
	United States Treasury Notes
1,427,000	3.125%, 11/15/28	1,486,867
38,000	3.000%, 09/30/25	39,121
516,000	2.875%, 11/30/23	526,320
184,600	2.875%, 05/31/25	188,523
608,000	2.875%, 11/30/25	621,347
373,200	2.875%, 05/15/28	380,708
50,300	2.875%, 08/15/28	51,312
222,000	2.750%, 11/30/20	223,067
100	2.750%, 08/31/25	101
88,000	2.750%, 02/15/28	88,907
969,000	2.625%, 12/31/23	977,025
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $8,217,392)	8,347,094

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 19.6%

	Federal Home Loan Mortgage Corporation – 8.5%
	FHLMC
794,744	4.500%, 08/01/48	827,025
505,539	4.500%, 09/01/48	526,177
599,706	4.500%, 12/01/48	624,004
802,774	4.000%, 11/01/48	822,461
437,582	3.500%, 05/01/46	440,868
	FHLMC Gold
38,840	4.500%, 10/01/24	39,503
134,411	3.000%, 01/01/43	132,844
		3,412,882

	Federal National Mortgage Association – 7.5%
	FNMA
34,416	5.000%, 10/01/29	36,238
510,663	4.500%, 08/01/48	530,897
777,284	4.500%, 10/01/48	808,064
1,075,949	4.500%, 11/01/48	1,118,427
114,461	3.289%, VAR ICE LIBOR USD 12 Month+1.757%, 06/01/42	115,574
82,342	3.000%, 05/01/43	81,326
247,946	3.000%, 06/01/43	244,885
100,119	3.000%, 07/01/43	98,868
		3,034,279

	Government National Mortgage Association – 3.6%
	GNMA
557,193	5.000%, 10/20/48	583,026

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

517,656	4.500%, 10/20/48	537,815
221,477	2.598%, 04/16/54 (2)	220,494
	GNMA IO
2,002,925	0.822%, 12/16/51 (2)	98,504
		1,439,839
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $7,834,048)	7,887,000

	ASSET-BACKED SECURITIES – 11.9%
	CAL Funding III, Series 2017-1A, Class A (1)
347,608	3.620%, 06/25/42	345,282
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	3.851%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	641,443
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,877
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	3.997%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	498,808
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	3.911%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	603,016
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	3.951%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	796,625
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	3.952%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	597,461
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	4.081%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	250,632
	Springleaf Funding Trust, Series 2015-AA, Class A (1)
115,241	3.160%, 11/15/24	115,209
	Textainer Marine Containers V, Series 2017-1A, Class A (1)
84,249	3.720%, 05/20/42	83,462
	Textainer Marine Containers V, Series 2017-2A, Class A (1)
195,517	3.520%, 06/20/42	192,341
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (2)
48,495	3.500%, 04/25/55	48,360

Principal Amount ($)		Value $

	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (2)
151,157	2.750%, 04/25/57	148,047
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
295,734	2.750%, 07/25/57	288,585
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (2)
148,931	2.750%, 06/25/57	145,543
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,820,266)	4,773,691

	COLLATERALIZED MORTGAGE OBLIGATIONS – 7.4%
	Flagstar Mortgage Trust, Series 2017-2, Class A5 (1) (2)
738,958	3.500%, 10/25/47	739,570
	Impac Secured Assets Trust, Series 2006-1, Class 2A2
89,427	2.920%, VAR ICE LIBOR USD 1 Month+0.410%, 05/25/36	87,685
	Impac Secured Assets Trust, Series 2006-2, Class 2M1
130,000	3.010%, VAR ICE LIBOR USD 1 Month+0.500%, 08/25/36	124,975
	JPMorgan Mortgage Trust, Series 2015-3, Class A5 (1) (2)
92,060	3.500%, 05/25/45	92,008
	JPMorgan Mortgage Trust, Series 2016-3, Class 1A3 (1) (2)
491,415	3.500%, 10/25/46	489,610
	JPMorgan Mortgage Trust, Series 2017-1, Class A4 (1) (2)
103,020	3.500%, 01/25/47	102,301
	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5 (1) (2)
459,597	3.500%, 08/25/47	457,633
	JPMorgan Mortgage Trust, Series 2017-4, Class A5 (1) (2)
405,430	3.500%, 11/25/48	403,698
	Sequoia Mortgage Trust, Series 2015-2, Class A10 (1) (2)
216,560	3.500%, 05/25/45	216,898
	Sequoia Mortgage Trust, Series 2015-3, Class A4 (2)
270,847	3.500%, 07/25/45	271,609
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,036,535)	2,985,987

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

Principal Amount ($)		Value $

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS – 2.8%
	BX Commercial Mortgage Trust, Series 2018-IND, Class B (1)
249,628	3.409%, VAR LIBOR USD 1 Month+0.900%, 11/15/35	248,250
	BX Commercial Mortgage Trust, Series 2018-IND, Class C (1)
149,777	3.609%, VAR LIBOR USD 1 Month+1.100%, 11/15/35	148,874
	Cold Storage Trust, Series 2017-ICE3, Class D (1)
240,000	4.609%, VAR LIBOR USD 1 Month+2.100%, 04/15/36	238,415
	GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1)
100,000	4.159%, VAR LIBOR USD 1 Month+1.650%, 02/15/37	98,965
	GS Mortgage Securities Trust, Series 2018-CHLL, Class E (1)
184,000	4.859%, VAR LIBOR USD 1 Month+2.350%, 02/15/37	182,155
	One Market Plaza Trust, Series 2017-1MKT, Class E (1)
195,000	4.142%, 02/10/32	187,978
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $1,114,936)	1,104,637

	SOVEREIGN GOVERNMENTS – 1.5%
	Argentine Republic Government International Bond
250,000	5.875%, 01/11/28	198,750
	Ecuador Government International Bond (1)
200,000	7.950%, 06/20/24	189,540
	Turkey Government International Bond
200,000	5.750%, 03/22/24	196,782
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $590,197)	585,072

	TAXABLE MUNICIPAL BONDS – 1.3%
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
90,000	7.425%, 02/15/29	108,831

Principal Amount ($)		Value $

	Ohio – 0.1%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	63,127

	Pennsylvania – 0.9%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	351,403

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $519,713)	523,361
	TOTAL INVESTMENTS IN SECURITIES – 98.3%
	(Cost $39,617,491)	39,480,267
	OTHER ASSETS LESS LIABILITIES – 1.7%	693,229
	NET ASSETS – 100%	$40,173,496

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2019, the value of these securities amounted to $11,523,125, representing 28.7% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

The open futures contracts held by the Fund at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

90-Day Euro$	73	Mar-19	$17,740,244	$17,767,287	$27,043
90-Day Euro$	(73)	Mar-20	(17,726,804)	(17,789,188)	(62,384)
U.S. 2-Year Treasury Note	15	Apr-19	3,162,681	3,184,922	22,241
U.S. 5-Year Treasury Note	6	Mar-19	676,370	689,156	12,786
U.S. 10-Year Treasury Note	17	Mar-19	2,074,578	2,081,969	7,391
U.S. Long Treasury Bond	9	Mar-19	1,252,564	1,320,188	67,624
U.S. Ultra Long Treasury Bond	6	Mar-19	913,090	966,750	53,660
			$8,092,723	$8,221,084	$128,361

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	2/7/2019	USD 377,445	ZAR 5,200,000	$14,308
JPMorgan Chase Bank	2/7/2019	ZAR 5,200,000	USD 373,088	(18,665)
				$(4,357)

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2019, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX High Yield S31	Buy	(5.00)%	Quarterly	12/20/2023	$735,000	$(45,196)	$(36,509)	$(8,687)

CDX — Credit Derivatives Index CLO — Collateralized Loan Obligation FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association ICE — Intercontinental Exchange IO — Interest Only LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
NATL — National Public Finance Guarantee Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar VAR — Variable Rate ZAR — South African Rand

Schroder Total Return Fixed Income Fund

Schedule of Investments
January 31, 2019 (unaudited)

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$13,273,425	$—	$13,273,425
U.S. Treasury Obligations	—	8,347,094	—	8,347,094
U.S. Government Mortgage-Backed Obligations	—	7,887,000	—	7,887,000
Asset-Backed Securities	—	4,773,691	—	4,773,691
Collateralized Mortgage Obligations	—	2,985,987	—	2,985,987
Commercial Mortgage-Backed Obligations	—	1,104,637	—	1,104,637
Sovereign Governments	—	585,072	—	585,072
Taxable Municipal Bonds	—	523,361	—	523,361
Total Investments in Securities	$—	$39,480,267	$—	$39,480,267

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures - Unrealized Appreciation	$190,745	$—	$—	$190,745
Futures - Unrealized Depreciation	(62,384)	—	—	(62,384)
Forwards - Unrealized Appreciation	—	14,308	—	14,308
Forwards - Unrealized Depreciation	—	(18,665)	—	(18,665)
Credit Default Swaps - Unrealized Depreciation	—	(8,687)		(8,687)
Total Other Financial Instruments	$128,361	$(13,044)	$—	$115,317

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0500

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: March 28, 2019